N-2 - $ / shares shares in Billions	Jan. 29, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Securities Act File Number	814-01599
Document Type	8-K
Entity Registrant Name	CRESCENT PRIVATE CREDIT INCOME CORP.
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		2.5
Class I Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 27.06
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

NAV per share as of December 31, 2024
Class I Common Shares	$27.06